GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES
GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES

1.    GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES

Futu Holdings Limited (the “Company”) is an investment holding company incorporated in the Cayman Islands with limited liability and conducts its business mainly through its subsidiaries, and the consolidated variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”). The Group principally engages in online financial services including securities and derivative trades brokerage, margin financing and fund distribution services based on internally developed software and digital platform “Futubull” and “Moomoo”. The Group also provides financial information and online community services, etc. The Company completed its IPO on March 8, 2019 on the Nasdaq Global Market. Each American Depositary Shares (“ADSs”) of the Company represents eight Class A ordinary shares.

As of December 31, 2024, the Company’s principal subsidiaries and the consolidated VIE are as follows:

		Place of	Percentage of
	Date of Incorporation/	Incorporation/	Direct or Indirect
Subsidiaries	Establishment/	Establishment	Economic Interest	Principal Activities
Futu Securities International (Hong Kong) Limited (“Futu Securities”)	April 17, 2012	Hong Kong	100%	Financial services
Moomoo Financial Inc	December 17, 2015	Delaware, USA	100%	Financial services
Futu Clearing Inc.	August 13, 2018	Delaware, USA	100%	Financial services
Moomoo Financial Singapore Pte. Ltd	December 17, 2019	Singapore	100%	Financial services
Moomoo Securities Australia Ltd.(Futu Securities (Australia) Ltd.) (1)	February 15, 2001	New South Wales, AUS	100%	Financial services
Moomoo Securities Japan Co., Ltd.	April 5, 1920	Tokyo, Japan	100%	Financial services
Moomoo Financial Canada Inc.	August 7, 2015	Ontario, Canada	85%	Financial services
Futu Lending Limited	April 18, 2017	Hong Kong	100%	Financial services
Futu Securities (Hong Kong) Limited	May 2, 2014	Hong Kong	100%	Investment holding
Moomoo securities malaysia Sdn. Bhd. (2) (previous name: Futu malaysia Sdn. Bhd. )	November 22, 2021	Malaysia	100%	Financial services
Futu Network Technology Limited	May 17, 2015	Hong Kong	100%	Research and development and technology services
Futu Network Technology (Shenzhen) Co., Ltd.	October 14, 2015	Shenzhen, PRC	100%	Research and development and technology services
Shen Si Network Technology (Beijing) Co., Ltd. (“Shen Si”)	September 15, 2014	Beijing, PRC	100%	No substantial business

VIE
Shenzhen Futu Network Technology Co., Ltd.(3) (“Shenzhen Futu”)	December 18, 2007	Shenzhen, PRC	100%	Research and development and technology services

Note:

(1)	This subsidiary changed company names in May 2024.
(2)	This subsidiary changed company names in April 2024.
(3)	Mr. Leaf Hua Li and Ms. Lei Li are beneficiary owners of the Company and held 85% and 15% equity interest in Shenzhen Futu, respectively. Mr. Leaf Hua Li is the founder, chairman and chief executive officer (“CEO”) of the Company, and Ms. Lei Li is Mr. Leaf Hua Li’s spouse.